Commitments and Contingencies - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments and contingencies [Line Items]
Properties pledged as collateral for leases on buildings	₩ 1,198
Contract Value	800,000,000
Acquistion Of Property Plant And Equipment And Intangible Assets In The Future [Member]
Commitments and contingencies [Line Items]
Contractual commitment capital expenditure	24,008
Sales of Handsets [member]
Commitments and contingencies [Line Items]
Accounts receivable - other	₩ 205,160	₩ 241,962